Prospectus May 25, 2023
Xtrackers US Green Infrastructure Select Equity ETF
NASDAQ: UPGR
Xtrackers Cybersecurity Select Equity ETF
NASDAQ: PSWD
Xtrackers Semiconductor Select Equity ETF
NASDAQ: CHPS

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.

Ticker: UPGR	Stock Exchange: NASDAQ

Investment Objective

Xtrackers US Green Infrastructure Select Equity ETF (the “fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive United States Green Infrastructure ESG Screened Index (the “Underlying Index”).

Fees and Expenses

These are the fees and expenses that you will pay when you buy, hold and sell shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.35%
Other expenses[1]	0.00%
Total annual fund operating expenses	0.35%

1Because the fund is new, “other expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$36	$113

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund’s performance.

Since the fund is newly offered, portfolio turnover information is not available.

Principal Investment Strategies

The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.

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In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS United States All Cap Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in the United States. From the Parent Index, Solactive seeks to identify only those companies that meet the following criteria. Companies must:

i.    Be headquartered in the United States;

ii.   Have a free-float market capitalization of at least $100 million;

iii.   Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods; and

iv.   Have business exposure in the production, generation, or distribution of green energy or be engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy. This includes the following industries: green mobility (e.g., electric or alternative fuel vehicle manufacturing, charging stations or battery manufacturing), green fuel, green energy, green wholesale power, environmental services and pollution control, as classified by the FactSet Revere Business Industry Classification System (RBICS). FactSet determines business exposure by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.

From the companies that meet the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they are determined by Sustainalytics:

■  To be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption.

■  To have an environmental, social and governance (“ESG”) risk score of 40 or higher.

■  To have involvement in controversial weapons (i.e., chemical biological or nuclear weapons, depleted uranium, cluster munitions and anti-personnel mines), the manufacture of tobacco products, or the manufacture and sale of assault weapons and/or small arms (non-assault weapons) to civilian customers.

■  To derive a specified percentage of revenues from or have a specified ownership interest in another company involved in, as applicable, certain business activities in one the following sectors: tobacco, thermal coal, oil and gas, or conventional weapons.

Sustainalytics reviews publicly available information to determine whether a company is involved in controversial weapons or derives a specified percentage of revenues from or has a specified ownership interest in one of the above sectors.

From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index with a maximum of 10 securities per industry category. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index, with a maximum of 10 securities per industry category. Each constituent of the Underlying Index is assigned an equal weight.

The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.

The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by US companies that are classified as “green infrastructure companies” based on the Underlying Index’s criteria as summarized in this Prospectus. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

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As of April 28, 2023, the Underlying Index consisted of 48 securities, with an average market capitalization of approximately $40.35 billion and a minimum market capitalization of approximately $17.83 billion. As of April 28, 2023, a significant percentage of the Underlying Index was comprised of issuers in the industrials sector (57.87%). The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.

While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.

The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.

Derivatives. Portfolio management generally may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes.

Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

Main Risks

As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About Fund Strategies, Underlying Index Information and Risks” and in the Statement of Additional Information (“SAI”).

Green infrastructure companies risk. The fund will be sensitive to, and its performance will depend to a great extent on, the overall condition of the green or low carbon infrastructure companies. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity. Green infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs, costs associated with compliance with and changes in environmental and other regulations, zoning laws, difficulty in raising capital, increased competition, uncertainty concerning the availability of energy, including renewable energy, at reasonable prices, economic conditions and world events, taxation, real estate values, overbuilding and labor relations. Infrastructure-related securities may be issued by companies that are highly leveraged, less creditworthy or financially distressed. The fund’s investments may be dependent on supportive government policies, including tax incentives and subsidies, and the support for such policies may fluctuate over time.

Green energy companies risk. The fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of green or low carbon energy companies. Renewable energy companies may be significantly affected by the competition from new and existing market entrants, obsolescence of technology, short product cycles, production spending, varying prices and profits, commodity price volatility, changes in exchange rates, imposition of import controls, depletion of resources, seasonal weather conditions, technological developments and general economic conditions, market sentiment, fluctuations in energy prices and supply and demand of renewable energy fuels, fluctuations in the price of oil and gas, energy conservation efforts, the success of exploration projects, tax and other government regulations (such as incentives and subsidies) and international political events. Additionally, adverse weather conditions may cause fluctuations in renewable energy generation and adversely affect the cash flows associated with these assets.

Further, renewable energy companies may be subject to risks associated with hazardous materials and can be significantly and adversely affected by legislation resulting in more strict government regulations and enforcement policies and specific expenditures for environmental cleanup efforts. There are also risks associated with a failure to enforce environmental law. If the government reduces environmental regulations or their enforcement, companies that produce products designed to provide a clean environment are less likely to prosper. Renewable energy companies may be more volatile than companies operating in more established industries. If government subsidies and incentives for renewable energy sources are reduced or eliminated, the demand for renewable energy may decline and cause corresponding declines in the revenues and profits of renewable energy companies.

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In addition, changes in government policies towards renewable energy technology also may have an adverse effect on the fund’s performance. Furthermore, the fund may invest in the shares of companies with a limited operating history, some of which may never have operated profitably. Investment in young companies with a short operating history is generally riskier than investing in companies with a longer operating history. The fund will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different or more established industries. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Green investing strategy risk. The Underlying Index’s green or low carbon investing focus could cause the fund to perform differently compared to funds that do not have a sustainability focus. The Underlying Index’s green investing focus may result in the fund investing in securities or industry sectors that underperform other securities or underperform the market as a whole. The companies included in the Underlying Index may differ from companies included in other indices that use similar sustainability screens. The fund is also subject to the risk that the companies identified by the Index Provider do not operate as expected when addressing sustainability issues. Regulatory changes or interpretations regarding the definitions and/or use of green criteria could have a material adverse effect on the fund’s ability to implement its green strategy.

Environmental services industry risk. The fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the environmental services industry. Companies in the environmental services industry are engaged in a variety of activities related to environmental services and consumer and industrial waste management. These companies may be adversely affected by a decrease in demand for waste disposal, removal or storage of industrial by-products, and the management of associated resources. Competitive pressures may have a significant effect on the financial condition of such companies. These prices may fluctuate substantially over short periods of time so the fund may be more volatile than other types of investments. Environmental services companies must comply with various regulations and the terms of their operating permits and licenses. Failure to comply with or to renew permits and licenses or changes in government regulations can adversely impact their operations. Waste management companies are also affected by demand cycles, world events, increased outsourcing and economic conditions. In addition, these companies are subject to liability for environmental damage claims.

ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. To the extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the ESG criteria. The companies identified by the Index Provider as meeting the ESG criteria for the Underlying Index may not be the same companies selected by other index providers for other indices that use similar ESG criteria. The ESG methodology utilized by the Underlying Index, as applied to the sectors represented in the Parent Index, may not exclude as many Parent Index companies from the Underlying Index as other ESG methodologies using alternative criteria and/or application to the broader stock market. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. For example, the SEC has proposed disclosure requirements applicable to funds that consider ESG factors. In addition, recent US state actions could prohibit certain state sponsored pension plans or investment funds from investing in certain funds that consider ESG factors.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to

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move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.

Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, public health crises, natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursions and the resulting sanctions could adversely affect global energy, commodities and financial markets and thus could affect the value of the fund’s investments. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused significant uncertainty,

market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic.

Adverse market conditions or particular market disruptions, such as those caused by Russian military action and the COVID-19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.

Small-sized company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large companies has trailed the overall performance of the broader securities markets.

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Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.

Industrials sector risk. To the extent that the fund invests significantly in the industrials sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider’s errors will generally be borne by the fund and its shareholders.

Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are

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represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit

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the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times that may be appropriate to track the underlying index. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.

Past Performance

Since the fund is newly offered, performance information is not available. When performance information is available it can show how a fund’s returns vary from year to year and can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results.

Management

Investment Advisor

DBX Advisors LLC

Portfolio Managers

Bryan Richards, CFA, Vice President of DBX Advisors LLC and Head of Portfolio Engineering, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Patrick Dwyer, Vice President of DBX Advisors LLC and Senior Portfolio Engineer & Team Lead, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Shlomo Bassous, Vice President of DBX Advisors LLC and Senior Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Ashif Shaikh, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Purchase and Sale of Fund Shares

The fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual fund shares may only be purchased and sold through a brokerage firm. The price of fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund will only issue or redeem shares that have been aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with ALPS Distributors, Inc., the fund’s distributor. You may incur

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costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares (the “bid-ask spread”). Information on the fund’s net asset value, market price, premiums and discounts and bid-ask spreads may be found at Xtrackers.com.

Tax Information

The fund’s distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus May 25, 2023	9	Xtrackers US Green Infrastructure Select Equity ETF

Ticker: PSWD	Stock Exchange: NASDAQ

Investment Objective

Xtrackers Cybersecurity Select Equity ETF (the “fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Cyber Security ESG Screened Index (the “Underlying Index”).

Fees and Expenses

These are the fees and expenses that you will pay when you buy, hold and sell shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Other expenses [1]	0.00%
Total annual fund operating expenses	0.20%

1Because the fund is new, “other expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$20	$64

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund’s performance.

Since the fund is newly offered, portfolio turnover information is not available.

Principal Investment Strategies

The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.

In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS Global Markets All Cap USD Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of

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the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in global markets. From the Parent Index, Solactive seeks to identify only those companies that meet the following criteria. Companies must:

i.    Not be listed on an exchange in China, Egypt, India, Pakistan, or Russia;

ii.   Have a free-float market capitalization of at least $100 million;

iii.   Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods; and

iv.   Have business operations in the field of cybersecurity. This includes the following subindustries: carrier edge network management equipment, customer premises network security equipment, colocation and data center services, government IT services, network security access policy software and network security software, as classified by the FactSet Revere Business Industry Classification System (RBICS). FactSet determines business exposure by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.

From the companies that meet the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they are determined by Sustainalytics:

■  To be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption.

■  To have an environmental, social and governance (“ESG”) risk score of 40 or higher.

■  To have involvement in controversial weapons (i.e., chemical biological or nuclear weapons, depleted uranium, cluster munitions and anti-personnel mines), the manufacture of tobacco products, or the manufacture and sale of assault weapons and/or small arms (non-assault weapons) to civilian customers.

■  To derive a specified percentage of revenues from or have a specified ownership interest in another company involved in, as applicable, certain business activities in one the following sectors: tobacco, thermal coal, oil and gas, or conventional weapons.

Sustainalytics reviews publicly available information to determine whether a company is involved in controversial weapons or derives a specified percentage of revenues from or has a specified ownership interest in one of the above sectors.

From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index. Each constituent of the Underlying Index is weighted according to their free-float market capitalization, subject to a maximum weight of 4.5% for any one company in the Underlying Index.

The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.

The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of cybersecurity-related companies. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

As of April 28, 2023, the Underlying Index consisted of 50 securities, with an average market capitalization of approximately $33.42 billion and a minimum market capitalization of approximately $131.5 million, from issuers in the following countries: South Korea, Japan, Canada, Malaysia, United States, China, Israel, United Kingdom, Denmark, Australia and Germany. As of April 28, 2023,

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a significant percentage of the Underlying Index was comprised of issuers in the information technology sector (98.92%). The information technology sector includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.

While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.

The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.

Derivatives. Portfolio management generally may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes.

Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

Main Risks

As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About Fund Strategies, Underlying Index Information and Risks” and in the Statement of Additional Information (“SAI”).

Cybersecurity companies risk. Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.

ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. To the extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the ESG criteria. The companies identified by the Index Provider as meeting the ESG criteria for the Underlying Index may not be the same companies selected by other index providers for other indices that use similar ESG criteria. The ESG methodology utilized by the Underlying Index, as applied to the sectors represented in the Parent Index, may not exclude as many Parent Index companies from the Underlying Index as other ESG methodologies using alternative criteria and/or application to the broader stock market. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. For example, the SEC has proposed disclosure requirements applicable to funds that consider ESG factors. In addition, recent US state actions could prohibit certain state sponsored pension plans or investment funds from investing in certain funds that consider ESG factors.

Prospectus May 25, 2023	12	Xtrackers Cybersecurity Select Equity ETF

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.

Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, public health crises, natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursions and the resulting sanctions could adversely affect global energy, commodities and financial markets and thus could affect the value of the fund’s investments. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic.

Adverse market conditions or particular market disruptions, such as those caused by Russian military action and the COVID-19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the US. The foreign investments of the fund

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may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the fund’s foreign investments. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.

Depositary receipt risk. Depositary receipts involve similar risks to those associated with investments in securities of non-US issuers. Depositary receipts also may be less liquid than the underlying shares in their primary trading market.

Currency risk. Changes in currency exchange rates and the relative value of non-US currencies may affect the value of the fund’s investment and the value of your fund shares. Because the fund’s NAV is determined on the basis of the US dollar and the fund does not attempt to hedge against changes in the value of non-US currencies, investors may lose money if the foreign currency depreciates against the US dollar, even if the foreign currency value of the fund’s holdings in that market increases. Conversely, the dollar value of your investment in the fund may go up if the value of the foreign currency appreciates against the US dollar. The value of the US dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the fund may also go up or down quickly and unpredictably and investors may lose money.

Small-sized company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large companies has trailed the overall performance of the broader securities markets.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the

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fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.

Information technology sector risk. To the extent that the fund invests significantly in the information technology sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies are particularly vulnerable to government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, the products of information technology companies may face obsolescence due to rapid technological development and frequent new product introduction by competitors. Finally, information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider’s errors will generally be borne by the fund and its shareholders.

Index-related risk may be higher for a fund that tracks an index comprised of, or an index that includes, foreign securities because regulatory and reporting requirements may differ from those in the US, resulting in a heightened risk of errors in the index data, index computation and/or index construction due to unreliable, outdated or unavailable information.

Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased

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market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.

Tracking error risk may be higher for funds that track indices with significant weight in foreign issuers than funds that do not track such indices.

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post

Prospectus May 25, 2023	16	Xtrackers Cybersecurity Select Equity ETF

collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times that may be appropriate to track the underlying index. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.

Past Performance

Since the fund is newly offered, performance information is not available. When performance information is available it can show how a fund’s returns vary from year to year and can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results.

Management

Investment Advisor

DBX Advisors LLC

Portfolio Managers

Bryan Richards, CFA, Vice President of DBX Advisors LLC and Head of Portfolio Engineering, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Patrick Dwyer, Vice President of DBX Advisors LLC and Senior Portfolio Engineer & Team Lead, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Shlomo Bassous, Vice President of DBX Advisors LLC and Senior Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Ashif Shaikh, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Purchase and Sale of Fund Shares

The fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual fund shares may only be purchased and sold through a brokerage firm. The price of fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund will only issue or redeem shares that have been aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with ALPS Distributors, Inc., the fund’s distributor. You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the

Prospectus May 25, 2023	17	Xtrackers Cybersecurity Select Equity ETF

fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares (the “bid-ask spread”). Information on the fund’s net asset value, market price, premiums and discounts and bid-ask spreads may be found at Xtrackers.com.

Tax Information

The fund’s distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus May 25, 2023	18	Xtrackers Cybersecurity Select Equity ETF

Ticker: CHPS	Stock Exchange: NASDAQ

Investment Objective

Xtrackers Semiconductor Select Equity ETF (the “fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Semiconductor ESG Screened Index (the “Underlying Index”).

Fees and Expenses

These are the fees and expenses that you will pay when you buy, hold and sell shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.15%
Other expenses [1]	0.00%
Total annual fund operating expenses	0.15%

____________

1Because the fund is new, “other expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$15	$48

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund’s performance.

Since the fund is newly offered, portfolio turnover information is not available.

Principal Investment Strategies

The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.

In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS Global Markets Semiconductor All

Prospectus May 25, 2023	19	Xtrackers Semiconductor Select Equity ETF

Cap USD Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in the semiconductor industry in global markets. The semiconductor industry is classified by FactSet Revere Business Industry Classification System (RBICS) and includes the following subsectors: semiconductor equipment and services and semiconductor manufacturing. FactSet determines business exposure to the semiconductor industry by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.

From the Parent Index, Solactive seeks to identify only those companies operating in accordance with the following criteria. Companies must:

i.    Not be listed on an exchange in China, Egypt, India, Pakistan, or Russia;

ii.   Have a free-float market capitalization of at least $100 million; and

iii.   Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods.

From the companies that meet the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they are determined by Sustainalytics:

■  To be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption.

■  To have an environmental, social and governance (“ESG”) risk score of 40 or higher.

■  To have involvement in controversial weapons (i.e., chemical biological or nuclear weapons, depleted uranium, cluster munitions and anti-personnel mines), the manufacture of tobacco products, or the manufacture and sale of assault weapons and/or small arms (non-assault weapons) to civilian customers.

■  To derive a specified percentage of revenues from or have a specified ownership interest in another company involved in, as applicable, certain business activities in one the following sectors: tobacco, thermal coal, oil and gas, or conventional weapons.

Sustainalytics reviews publicly available information to determine whether a company is involved in controversial weapons or derives a specified percentage of revenues from or has a specified ownership interest in one of the above sectors.

From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index. Each constituent of the Underlying Index is weighted according to their free-float market capitalization, subject to the following maximum weights applicable to any one company in the Underlying Index: the lower of (a) 4.5% of the Underlying Index and (b) 25% of the company’s average daily value traded over 1 month and 6 month time periods.

The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.

The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of semiconductor-related companies. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

As of April 28, 2023, the Underlying Index consisted of 50 securities, with an average market capitalization of approximately $53.87 billion and a minimum market capitalization of approximately $5.72 billion from issuers in

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the following countries and regions: South Korea, China, Taiwan, Japan, Hong Kong, United States, Netherlands, Cayman Islands, Germany, Switzerland and Israel. As of April 28, 2023, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector (99.42%). The information technology sector includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.

While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.

The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.

Derivatives. Portfolio management generally may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes.

Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

Main Risks

As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About Fund Strategies, Underlying Index Information and Risks” and in the Statement of Additional Information (“SAI”).

Semiconductor companies risk. Semiconductor companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel.

Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs.

The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights, would adversely affect the profitability of these companies.

Taiwan conflict risk. The semiconductor industry in Taiwan plays a pivotal role in the global semiconductor market. Investments in Taiwan may be adversely affected by its political and economic relationship with the People’s Republic of China (“China”). Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, and those tensions have increased in recent years. Increased tensions or conflict between Taiwan and China may significantly disrupt the Taiwan semiconductor industry and the global semiconductor market. Any such threatened or actual conflict and disruption to semiconductor markets may have substantial negative effects on global markets and economies around the world.

ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider

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may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. To the extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the ESG criteria. The companies identified by the Index Provider as meeting the ESG criteria for the Underlying Index may not be the same companies selected by other index providers for other indices that use similar ESG criteria. The ESG methodology utilized by the Underlying Index, as applied to the sectors represented in the Parent Index, may not exclude as many Parent Index companies from the Underlying Index as other ESG methodologies using alternative criteria and/or application to the broader stock market. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. For example, the SEC has proposed disclosure requirements applicable to funds that consider ESG factors. In addition, recent US state actions could prohibit certain state sponsored pension plans or investment funds from investing in certain funds that consider ESG factors.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.

Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, public health crises, natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursions and the resulting sanctions could adversely affect global energy, commodities and financial markets and thus could affect the value of the fund’s investments. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic.

Adverse market conditions or particular market disruptions, such as those caused by Russian military action and the COVID-19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS” section

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and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the US. The foreign investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the fund’s foreign investments. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.

Emerging market securities risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

Depositary receipt risk. Depositary receipts involve similar risks to those associated with investments in securities of non-US issuers. Depositary receipts also may be less liquid than the underlying shares in their primary trading market.

Currency risk. Changes in currency exchange rates and the relative value of non-US currencies may affect the value of the fund’s investment and the value of your fund shares. Because the fund’s NAV is determined on the basis of the US dollar and the fund does not attempt to hedge against changes in the value of non-US currencies, investors may lose money if the foreign currency depreciates against the US dollar, even if the foreign currency value of the fund’s holdings in that market increases. Conversely, the dollar value of your investment in the fund may go up if the value of the foreign currency appreciates against the US dollar. The value of the US dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the fund may also go up or down quickly and unpredictably and investors may lose money.

Small-sized company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond

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as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large companies has trailed the overall performance of the broader securities markets.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.

Information technology sector risk. To the extent that the fund invests significantly in the information technology sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies are particularly vulnerable to government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, the products of information technology companies may face obsolescence due to rapid technological development and frequent new product introduction by competitors. Finally, information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider’s errors will generally be borne by the fund and its shareholders.

Index-related risk may be higher for a fund that tracks an index comprised of, or an index that includes, foreign securities, and in particular emerging markets securities, because regulatory and reporting requirements may differ from those in the US, resulting in a heightened risk of errors in the index data, index computation and/or index construction due to unreliable, outdated or unavailable information.

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Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.

Tracking error risk may be higher for funds that track indices with significant weight in foreign issuers, and in particular emerging markets issuers, than funds that do not track such indices.

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the

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ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times that may be appropriate to track the underlying index. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.

Past Performance

Since the fund is newly offered, performance information is not available. When performance information is available it can show how a fund’s returns vary from year to year and can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results.

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Management

Investment Advisor

DBX Advisors LLC

Portfolio Managers

Bryan Richards, CFA, Vice President of DBX Advisors LLC and Head of Portfolio Engineering, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Patrick Dwyer, Vice President of DBX Advisors LLC and Senior Portfolio Engineer & Team Lead, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Shlomo Bassous, Vice President of DBX Advisors LLC and Senior Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Ashif Shaikh, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

Purchase and Sale of Fund Shares

The fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual fund shares may only be purchased and sold through a brokerage firm. The price of fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund will only issue or redeem shares that have been aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with ALPS Distributors, Inc., the fund’s distributor. You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares (the “bid-ask spread”). Information on the fund’s net asset value, market price, premiums and discounts and bid-ask spreads may be found at Xtrackers.com.

Tax Information

The fund’s distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About Fund Strategies, Underlying Index Information and Risks

Xtrackers US Green Infrastructure Select Equity ETF

Investment Objective

Xtrackers US Green Infrastructure Select Equity ETF (the “fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive United States Green Infrastructure ESG Screened Index (the “Underlying Index”).

Principal Investment Strategies

The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.

In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS United States All Cap Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in the United States. From the Parent Index, Solactive seeks to identify only those companies that meet the following criteria. Companies must:

i.    Be headquartered in the United States;

ii.   Have a free-float market capitalization of at least $100 million;

iii.   Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods; and

iv.   Have business exposure in the production, generation, or distribution of green energy or be engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy. This includes the following industries: green mobility (e.g., electric or alternative fuel vehicle manufacturing, charging stations or battery manufacturing), green fuel, green energy, green wholesale power, environmental services and pollution control, as classified by the FactSet Revere Business Industry Classification System (RBICS). FactSet determines business exposure by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.

From the companies that meet the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they are determined by Sustainalytics:

■  To be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption.

■  To have an environmental, social and governance (“ESG”) risk score of 40 or higher.

■         To have involvement in controversial weapons (i.e., chemical biological or nuclear weapons, depleted

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uranium, cluster munitions and anti-personnel mines), the manufacture of tobacco products, or the manufacture and sale of assault weapons and/or small arms (non-assault weapons) to civilian customers.

■  To derive a specified percentage of revenues from or have a specified ownership interest in another company involved in, as applicable, certain business activities in one the following sectors: tobacco, thermal coal, oil and gas, or conventional weapons.

Sustainalytics reviews publicly available information to determine whether a company is involved in controversial weapons or derives a specified percentage of revenues from or has a specified ownership interest in one of the above sectors.

From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index with a maximum of 10 securities per industry category. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index, with a maximum of 10 securities per industry category. Each constituent of the Underlying Index is assigned an equal weight.

The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.

The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by US companies that are classified as “green infrastructure companies” based on the Underlying Index’s criteria as summarized in this Prospectus. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

As of April 28, 2023, the Underlying Index consisted of 48 securities, with an average market capitalization of approximately $40.35 billion and a minimum market capitalization of approximately $17.83 billion. As of April 28, 2023, a significant percentage of the Underlying Index was comprised of issuers in the industrials sector (57.87%). The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.

While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.

The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.

Derivatives. Portfolio management generally may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes. The fund also may invest in these derivative instruments to the extent that the Advisor believes will help the fund to achieve its investment objective. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time.

Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

Underlying Index Information

Solactive United States Green Infrastructure ESG Screened Index

Index Description. The Solactive United States Green Infrastructure ESG Screened Index seeks to provide exposure to companies that have business exposure in the production, generation, or distribution of green energy

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or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria.

Defining the Equity Universe. In constructing the Underlying Index, Solactive begins with the parent index, the Solactive GBS United States All Cap Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in the United States. From the Parent Index, Solactive seeks to identify only those companies that meet the following criteria. Companies must:

i.    Be headquartered in the United States;

ii.   Have a free-float market capitalization of at least $100 million;

iii.   Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods; and

iv.   Have business exposure in the production, generation, or distribution of green energy or be engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy. This includes the following industries: green mobility (e.g., electric or alternative fuel vehicle manufacturing, charging stations or battery manufacturing), green fuel, green energy, green wholesale power, environmental services and pollution control, as classified by the FactSet Revere Business Industry Classification System (RBICS). FactSet determines business exposure by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.

Underlying Index — ESG Screening Methodology. From the universe of companies selected pursuant to the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they:

■  Are determined by Sustainalytics to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non- compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption. Sustainalytics analyzes any identified company incidents against these international standards to determine the severity of impacts on stakeholders and the environment, company accountability and company management response. Based on these ongoing assessments, companies are assigned a “non-compliant,” “watchlist” or “compliant” status.

The UNGC’s ten principles are:

(i)   Businesses should support and respect the protection of internationally proclaimed human rights.

(ii)  Businesses should make sure that they are not complicit in human rights abuses.

(iii)  Businesses should uphold the freedom of association and the effective recognition of the right to collective bargaining.

(iv) Businesses should uphold the elimination of all forms of forced and compulsory labor.

(v)  Businesses should uphold the effective abolition of child labor.

(vi) Businesses should uphold the elimination of discrimination in respect of employment and occupation.

(vii) Businesses should support a precautionary approach to environmental challenges.

(viii)Businesses should undertake initiatives to promote greater environmental responsibility.

(ix) Businesses should encourage the development and diffusion of environmentally friendly technologies.

(x)  Businesses should work against corruption in all its forms, including extortion and bribery.

■  Are determined by Sustainalytics to have an ESG risk score of 40 or higher. Sustainalytics’ ESG risk scores measure a company’s exposure to industry-specific material ESG risks and how well a company is managing those risks. This is done through a framework that examines a company’s (i) total exposure to material ESG issues; (ii) what portion of ESG risk could be manageable through programs and policies; (iii) what portion of ESG risk is considered to be unmanageable; (iv) what portion of ESG risk is actually managed; (v) the gap between manageable risk that is managed and not managed; and (vi) the total unmanaged risk (both manageable and unmanageable) a company has for each material ESG issue. The ESG risk scores are categorized across five risk levels: negligible (0-10), low (10-20), medium (20-30), high (30-40) and severe (40+).

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■  Are determined by Sustainalytics, based on review of publicly available information, to engage in any of the following business activities:

i.    Engage in the business of controversial weapons (cluster weapons, landmines (anti-personnel mines), biological or chemical weapons, depleted uranium weapons, white phosphorous weapons, nuclear weapons) or hold a 10% or higher stake in a company involved in this activity. This exclusion applies to companies that are involved in core weapon systems or components/services of core weapon systems that are considered tailor-made and essential for the lethal use of the weapon.

ii.   Manufacture tobacco products or hold a 10% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from (i) supplying tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.

iii.   Derive 5% or more of their revenue from the extraction of thermal coal or hold a 10% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from the generation of electricity from thermal coal.

iv.   Derive 5% or more of their revenue from the extraction of oil sands or hold a 10% or higher stake in a company involved in this activity.

v.   Manufacture and sell assault weapons and/or small arms (non-assault weapons) to civilian customers; or derive 5% or more of their revenue from (i) the distribution and/or retail sale of assault weapons or small arms; (ii) the manufacture and sale of assault weapons and/or small arms to military/law enforcement; or (iii) the manufacture and sale of key components of small arms; or (iv) the manufacture of military weapons systems and/or integral, tailor-made components of these weapons.

vi.  Derive 10% or more of their revenues from (i) the manufacture of military weapon systems and/or integral, tailor-made components of these weapons; (ii) the provision of tailor-made products and/or services that support military weapons; (iii) the provision of non-weapons related tailor-made products and/or services to the military or defense industry; (iv) the manufacture and sale of assault weapons and/or small arms to civilian customers and/or military/law enforcement; (v) the distribution and/or retail sale of assault weapons and/or small arms; or (vi) the manufacture and sale of key components of small arms.

Companies without Sustainalytics coverage are ineligible for Underlying Index inclusion until they receive such coverage.

Underlying Index — Company Selection and Constituent Weighting Methodology. From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index with a maximum of 10 securities per industry category. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index, with a maximum of 10 securities per industry category. The selection of the constituents of the Underlying Index is fully rule-based and Solactive cannot make any discretionary decisions. Each constituent of the Underlying Index is assigned an equal weight.

Maintaining the Underlying Index. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio. The Underlying Index is not subject to extraordinary rebalances.

Main Risks

As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Green infrastructure companies risk. The fund will be sensitive to, and its performance will depend to a great extent on, the overall condition of the green or low carbon infrastructure companies. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity. Green infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs, costs associated with compliance with and changes in environmental and other regulations, zoning laws, difficulty in raising capital, increased competition, uncertainty concerning the availability of energy, including renewable energy, at reasonable prices, economic conditions and world events, taxation, real estate values, overbuilding and labor relations. Infrastructure-related securities may be issued by companies that are highly leveraged, less creditworthy or financially distressed. The fund’s investments may be dependent on supportive government policies, including tax incentives and subsidies, and the support for such policies may fluctuate over time.

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Green energy companies risk. The fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of green or low carbon energy companies. Renewable energy companies may be significantly affected by the competition from new and existing market entrants, obsolescence of technology, short product cycles, production spending, varying prices and profits, commodity price volatility, changes in exchange rates, imposition of import controls, depletion of resources, seasonal weather conditions, technological developments and general economic conditions, market sentiment, fluctuations in energy prices and supply and demand of renewable energy fuels, fluctuations in the price of oil and gas, energy conservation efforts, the success of exploration projects, tax and other government regulations (such as incentives and subsidies) and international political events. Additionally, adverse weather conditions may cause fluctuations in renewable energy generation and adversely affect the cash flows associated with these assets.

Further, renewable energy companies may be subject to risks associated with hazardous materials and can be significantly and adversely affected by legislation resulting in more strict government regulations and enforcement policies and specific expenditures for environmental cleanup efforts. There are also risks associated with a failure to enforce environmental law. If the government reduces environmental regulations or their enforcement, companies that produce products designed to provide a clean environment are less likely to prosper. Renewable energy companies may be more volatile than companies operating in more established industries. If government subsidies and incentives for renewable energy sources are reduced or eliminated, the demand for renewable energy may decline and cause corresponding declines in the revenues and profits of renewable energy companies. In addition, changes in government policies towards renewable energy technology also may have an adverse effect on the fund’s performance. Furthermore, the fund may invest in the shares of companies with a limited operating history, some of which may never have operated profitably. Investment in young companies with a short operating history is generally riskier than investing in companies with a longer operating history. The fund will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different or more established industries. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Green investing strategy risk. The Underlying Index’s green or low carbon investing focus could cause the fund to perform differently compared to funds that do not have a sustainability focus. The Underlying Index’s green investing focus may result in the fund investing in securities or industry sectors that underperform other securities or underperform the market as a whole. The companies included in the Underlying Index may differ from companies included in other indices that use similar sustainability screens. The fund is also subject to the risk that the companies identified by the Index Provider do not operate as expected when addressing sustainability issues. Regulatory changes or interpretations regarding the definitions and/or use of green criteria could have a material adverse effect on the fund’s ability to implement its green strategy.

Environmental services industry risk. The fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the environmental services industry. Companies in the environmental services industry are engaged in a variety of activities related to environmental services and consumer and industrial waste management. These companies may be adversely affected by a decrease in demand for waste disposal, removal or storage of industrial by-products, and the management of associated resources. Competitive pressures may have a significant effect on the financial condition of such companies. These prices may fluctuate substantially over short periods of time so the fund may be more volatile than other types of investments. Environmental services companies must comply with various regulations and the terms of their operating permits and licenses. Failure to comply with or to renew permits and licenses or changes in government regulations can adversely impact their operations. Waste management companies are also affected by demand cycles, world events, increased outsourcing and economic conditions. In addition, these companies are subject to liability for environmental damage claims.

ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. To the

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extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the ESG criteria. The companies identified by the Index Provider as meeting the ESG criteria for the Underlying Index may not be the same companies selected by other index providers for other indices that use similar ESG criteria. The ESG methodology utilized by the Underlying Index, as applied to the sectors represented in the Parent Index, may not exclude as many Parent Index companies from the Underlying Index as other ESG methodologies using alternative criteria and/or application to the broader stock market. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. For example, the SEC has proposed disclosure requirements applicable to funds that consider ESG factors. In addition, recent US state actions could prohibit certain state sponsored pension plans or investment funds from investing in certain funds that consider ESG factors.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.

Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, public health crises, natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursions and the resulting sanctions could adversely affect global energy, commodities and financial markets and thus could affect the value of the fund’s investments. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic.

Adverse market conditions or particular market disruptions, such as those caused by Russian military action and the COVID-19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS” section

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and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.

Small-sized company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large companies has trailed the overall performance of the broader securities markets.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.

Industrials sector risk. To the extent that the fund invests significantly in the industrials sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors.

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Therefore, the gains, losses or costs associated with the index provider’s errors will generally be borne by the fund and its shareholders.

Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.

The need to comply with the tax diversification and other requirements of the Internal Revenue Code of 1986, as amended, relating to regulated investment companies, may also impact the fund’s ability to replicate the performance of the Underlying Index. In addition, if the fund utilizes derivative instruments or holds other instruments that are not included in the Underlying Index, the fund’s return may not correlate as well with the returns of the Underlying Index as would be the case if the fund purchased all the securities in the Underlying Index directly. Actions taken in response to proposed corporate actions could result in increased tracking error.

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. Differences between secondary market prices and the value of the fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities held by the fund at a particular time. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, there may be times when the market price and the value of the fund’s holdings vary significantly and you may pay more than the value of the fund’s holdings when buying shares on the secondary market, and you may receive less than the value of the fund’s holdings when you sell those shares. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in trading prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. If market makers exit the business or are unable to continue making markets in fund’s shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the fund’s NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. There are various methods by which investors can purchase and sell shares of the funds and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.

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Secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The bid-ask spread varies over time for shares of the fund based on the fund’s trading volume and market liquidity, and is generally lower if the fund has substantial trading volume and market liquidity, and higher if the fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The fund’s bid-ask spread may also be impacted by the liquidity of the underlying securities held by the fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the fund’s shares.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund’s service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.

Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty’s ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund’s investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

For example, the fund relies on various sources to calculate its NAV. Therefore, the fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the fund’s NAV and/or the inability to calculate NAV over extended time periods. The fund may be unable to recover any losses associated with such failures.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or

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redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation, which may be heightened in derivative transactions entered into “over-the-counter” (i.e., not on an exchange or contract market); and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times that may be appropriate to track the underlying index. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.

Xtrackers Cybersecurity Select Equity ETF

Investment Objective

Xtrackers Cybersecurity Select Equity ETF (the “fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Cyber Security ESG Screened Index (the “Underlying Index”).

Principal Investment Strategies

The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.

In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS Global Markets All Cap USD Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in global markets. From the

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Parent Index, Solactive seeks to identify only those companies that meet the following criteria. Companies must:

i.    Not be listed on an exchange in China, Egypt, India, Pakistan, or Russia;

ii.   Have a free-float market capitalization of at least $100 million;

iii.   Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods; and

iv.   Have business operations in the field of cybersecurity. This includes the following subindustries: carrier edge network management equipment, customer premises network security equipment, colocation and data center services, government IT services, network security access policy software and network security software, as classified by the FactSet Revere Business Industry Classification System (RBICS). FactSet determines business exposure by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.

From the companies that meet the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they are determined by Sustainalytics:

■  To be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption.

■  To have an environmental, social and governance (“ESG”) risk score of 40 or higher.

■  To have involvement in controversial weapons (i.e., chemical biological or nuclear weapons, depleted uranium, cluster munitions and anti-personnel mines), the manufacture of tobacco products, or the manufacture and sale of assault weapons and/or small arms (non-assault weapons) to civilian customers.

■  To derive a specified percentage of revenues from or have a specified ownership interest in another company involved in, as applicable, certain business activities in one the following sectors: tobacco, thermal coal, oil and gas, or conventional weapons.

Sustainalytics reviews publicly available information to determine whether a company is involved in controversial weapons or derives a specified percentage of revenues from or has a specified ownership interest in one of the above sectors.

From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index. Each constituent of the Underlying Index is weighted according to their free-float market capitalization, subject to a maximum weight of 4.5% for any one company in the Underlying Index.

The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.

The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of cybersecurity-related companies. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

As of April 28, 2023, the Underlying Index consisted of 50 securities, with an average market capitalization of approximately $33.42 billion and a minimum market capitalization of approximately $131.5 million, from issuers in the following countries: South Korea, Japan, Canada, Malaysia, United States, China, Israel, United Kingdom, Denmark, Australia and Germany. As of April 28, 2023, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector (98.92%). The information technology sector

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includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.

While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.

The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.

Derivatives. Portfolio management generally may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes. The fund also may invest in these derivative instruments to the extent that the Advisor believes will help the fund to achieve its investment objective. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time.

Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

Underlying Index Information

Solactive Cyber Security ESG Screened Index

Index Description. The Solactive Cyber Security ESG Screened Index seeks to provide exposure to companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria.

Defining the Equity Universe. In constructing the Underlying Index, Solactive begins with the universe of securities comprising the parent index, the Solactive GBS Global Markets All Cap USD Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in global markets. From this universe of securities, Solactive seeks to identify only those companies that meet the following criteria. Companies must:

i.    Not be listed on an exchange in China, Egypt, India, Pakistan, or Russia;

ii.   Have a free-float market capitalization of at least $100 million;

iii.   Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods; and

iii    Have business operations in the field of cybersecurity. This includes the following subindustries: carrier edge network management equipment, customer premises network security equipment, colocation and data center services, government IT services, network security access policy software and network security software, as classified by the FactSet Revere Business Industry Classification System (RBICS).

Underlying Index — ESG Screening Methodology. From the universe of companies selected pursuant to the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they:

■  Are determined by Sustainalytics to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non- compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption. Sustainalytics analyzes any identified company incidents against these international standards to determine the severity of impacts on stakeholders and the environment, company accountability and company management response. Based on these ongoing assessments, companies are assigned a “non-compliant,” “watchlist” or “compliant” status.

The UNGC’s ten principles are:

(i)   Businesses should support and respect the protection of internationally proclaimed human rights.

(ii)  Businesses should make sure that they are not complicit in human rights abuses.

(iii)  Businesses should uphold the freedom of association and the effective recognition of the right to collective bargaining.

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(iv) Businesses should uphold the elimination of all forms of forced and compulsory labor.

(v)  Businesses should uphold the effective abolition of child labor.

(vi) Businesses should uphold the elimination of discrimination in respect of employment and occupation.

(vii) Businesses should support a precautionary approach to environmental challenges.

(viii)Businesses should undertake initiatives to promote greater environmental responsibility.

(ix) Businesses should encourage the development and diffusion of environmentally friendly technologies.

(x)  Businesses should work against corruption in all its forms, including extortion and bribery.

■  Are determined by Sustainalytics to have an ESG risk score of 40 or higher. Sustainalytics’ ESG risk scores measure a company’s exposure to industry-specific material ESG risks and how well a company is managing those risks. This is done through a framework that examines a company’s (i) total exposure to material ESG issues; (ii) what portion of ESG risk could be manageable through programs and policies; (iii) what portion of ESG risk is considered to be unmanageable; (iv) what portion of ESG risk is actually managed; (v) the gap between manageable risk that is managed and not managed; and (vi) the total unmanaged risk (both manageable and unmanageable) a company has for each material ESG issue. The ESG risk scores are categorized across five risk levels: negligible (0-10), low (10-20), medium (20-30), high (30-40) and severe (40+).

■  Are determined by Sustainalytics, based on review of publicly available information, to engage in any of the following business activities:

i.    Engage in the business of controversial weapons (cluster weapons, landmines (anti-personnel mines), biological or chemical weapons, depleted uranium weapons, white phosphorous weapons, nuclear weapons) or hold a 10% or higher stake in a company involved in this activity. This exclusion applies to companies that are involved in core weapon systems or components/services of core weapon systems that are considered tailor-made and essential for the lethal use of the weapon.

ii.   Manufacture tobacco products or hold a 10% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from (i) supplying tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.

iii.   Derive 5% or more of their revenue from the extraction of thermal coal or hold a 10% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from the generation of electricity from thermal coal.

iv.   Derive 5% or more of their revenue from the extraction of oil sands or hold a 10% or higher stake in a company involved in this activity.

v.   Manufacture and sell assault weapons and/or small arms (non-assault weapons) to civilian customers; or derive 5% or more of their revenue from (i) the distribution and/or retail sale of assault weapons or small arms; (ii) the manufacture and sale of assault weapons and/or small arms to military/law enforcement; or (iii) the manufacture and sale of key components of small arms; or (iv) the manufacture of military weapons systems and/or integral, tailor-made components of these weapons.

vi.  Derive 10% or more of their revenues from (i) the manufacture of military weapon systems and/or integral, tailor-made components of these weapons; (ii) the provision of tailor-made products and/or services that support military weapons; (iii) the provision of non-weapons related tailor-made products and/or services to the military or defense industry; (iv) the manufacture and sale of assault weapons and/or small arms to civilian customers and/or military/law enforcement; (v) the distribution and/or retail sale of assault weapons and/or small arms; or (vi) the manufacture and sale of key components of small arms.

Companies without Sustainalytics coverage are ineligible for Underlying Index inclusion until they receive such coverage.

Underlying Index — Company Selection and Constituent Weighting Methodology. From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index. The selection of the constituents of the Underlying Index is fully rule-based and Solactive cannot make any discretionary decisions. Each constituent of the Underlying Index is weighted according to their free-float market capitalization, subject to a maximum weight of 4.5% for any one company in the Underlying Index.

Maintaining the Underlying Index. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio

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changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio. The Underlying Index is not subject to extraordinary rebalances.

Main Risks

As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Cybersecurity companies risk. Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.

ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. To the extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the ESG criteria. The companies identified by the Index Provider as meeting the ESG criteria for the Underlying Index may not be the same companies selected by other index providers for other indices that use similar ESG criteria. The ESG methodology utilized by the Underlying Index, as applied to the sectors represented in the Parent Index, may not exclude as many Parent Index companies from the Underlying Index as other ESG methodologies using alternative criteria and/or application to the broader stock market. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. For example, the SEC has proposed disclosure requirements applicable to funds that consider ESG factors. In addition, recent US state actions could prohibit certain state sponsored pension plans or investment funds from investing in certain funds that consider ESG factors.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.

Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies

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or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, public health crises, natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursions and the resulting sanctions could adversely affect global energy, commodities and financial markets and thus could affect the value of the fund’s investments. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic.

Adverse market conditions or particular market disruptions, such as those caused by Russian military action and the COVID-19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the US. The foreign investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the fund’s foreign investments. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.

Depositary receipt risk. Foreign investments in American Depositary Receipts and other depositary receipts may be less liquid than the underlying shares in their primary trading market. Certain of the depositary receipts in which the fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Currency risk. Changes in currency exchange rates and the relative value of non-US currencies may affect the value of the fund’s investment and the value of your fund shares. Because the fund’s NAV is determined on the basis of the US dollar and the fund does not attempt to hedge against changes in the value of non-US currencies,

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investors may lose money if the foreign currency depreciates against the US dollar, even if the foreign currency value of the fund’s holdings in that market increases. Conversely, the dollar value of your investment in the fund may go up if the value of the foreign currency appreciates against the US dollar. The value of the US dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the fund may also go up or down quickly and unpredictably and investors may lose money.

Small-sized company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large companies has trailed the overall performance of the broader securities markets.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.

Information technology sector risk. To the extent that the fund invests significantly in the information technology sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies are particularly vulnerable to government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, the products of information technology companies may face obsolescence due to rapid technological development and frequent new product introduction by competitors. Finally, information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

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Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider’s errors will generally be borne by the fund and its shareholders.

Index-related risk may be higher for a fund that tracks an index comprised of, or an index that includes, foreign securities because regulatory and reporting requirements may differ from those in the US, resulting in a heightened risk of errors in the index data, index computation and/or index construction due to unreliable, outdated or unavailable information.

Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.

Tracking error risk may be higher for funds that track indices with significant weight in foreign issuers than funds that do not track such indices.

For purposes of calculating the fund’s net asset value, the value of assets denominated in non-US currencies is converted into US dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. This conversion may result in a difference between the prices used to calculate the fund’s net asset value and the prices used by the Underlying Index, which, in turn, could result in a difference between the fund’s performance and the performance of the Underlying Index.

The need to comply with the tax diversification and other requirements of the Internal Revenue Code of 1986, as amended, relating to regulated investment companies, may also impact the fund’s ability to replicate the performance of the Underlying Index. In addition, if the fund utilizes derivative instruments or holds other instruments that are not included in the Underlying Index, the fund’s return may not correlate as well with the returns of the Underlying Index as would be the case if the fund purchased all the securities in the Underlying Index directly. Actions taken in response to proposed corporate actions could result in increased tracking error.

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares

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will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. Differences between secondary market prices and the value of the fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities held by the fund at a particular time. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, there may be times when the market price and the value of the fund’s holdings vary significantly and you may pay more than the value of the fund’s holdings when buying shares on the secondary market, and you may receive less than the value of the fund’s holdings when you sell those shares. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in trading prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. If market makers exit the business or are unable to continue making markets in fund’s shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the fund’s NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. There are various methods by which investors can purchase and sell shares of the funds and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.

In addition, the securities held by the fund may be traded in markets that close at a different time than an exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when an exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. More generally, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The bid-ask spread varies over time for shares of the fund based on the fund’s trading volume and market liquidity, and is generally lower if the fund has substantial trading volume and market liquidity, and higher if the fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The fund’s bid-ask spread may also be impacted by the liquidity of the underlying securities held by the fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the fund’s shares.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any

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cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund’s service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.

Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty’s ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund’s investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

For example, the fund relies on various sources to calculate its NAV. Therefore, the fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the fund’s NAV and/or the inability to calculate NAV over extended time periods. The fund may be unable to recover any losses associated with such failures.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Risks related to investing in Asia. Investment in securities of issuers in Asia involves risks and special considerations not typically associated with investment in the US securities markets. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the fund’s investments.

Governments of many Asian countries have implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in their economies, reduce government control of the economy and develop market mechanisms. There can be no assurance these reforms will continue or that they will be effective. Despite recent reform and privatizations, significant regulation of investment and industry is still pervasive in many Asian countries and may restrict foreign ownership of domestic corporations and repatriation of assets, which may adversely affect fund investments. Governments in some Asian countries are authoritarian in nature, have been installed or removed as a result of military coups or have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection have led to social turmoil, violence and labor unrest in some countries. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. Investing in certain Asian countries involves risk of loss due to expropriation, nationalization, or confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Some countries and regions in which the fund invests have experienced acts of terrorism or strained international relations due to territorial disputes, historical animosities

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or other defense concerns. For example, North and South Korea each have substantial military capabilities, and historical local tensions between the two countries present the risk of war. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities markets. These and other security situations may cause uncertainty in the markets of these geographic areas and may adversely affect the performance of local economies.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation, which may be heightened in derivative transactions entered into “over-the-counter” (i.e., not on an exchange or contract market); and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times that may be appropriate to track the underlying index. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.

Xtrackers Semiconductor Select Equity ETF

Investment Objective

Xtrackers Semiconductor Select Equity ETF (the “fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Semiconductor ESG Screened Index (the “Underlying Index”).

Principal Investment Strategies

The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.

In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS Global Markets Semiconductor All Cap USD Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in the semiconductor industry in global markets. The semiconductor industry is classified by FactSet Revere Business Industry Classification System (RBICS) and includes the following subsectors: semiconductor equipment and services and semiconductor manufacturing. FactSet determines business exposure to

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the semiconductor industry by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.

From the Parent Index, Solactive seeks to identify only those companies operating in accordance with the following criteria. Companies must:

i.    Not be listed on an exchange in China, Egypt, India, Pakistan, or Russia;

ii.   Have a free-float market capitalization of at least $100 million; and

iii.   Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods.

From the companies that meet the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they are determined by Sustainalytics:

■  To be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption.

■  To have an environmental, social and governance (“ESG”) risk score of 40 or higher.

■  To have involvement in controversial weapons (i.e., chemical biological or nuclear weapons, depleted uranium, cluster munitions and anti-personnel mines), the manufacture of tobacco products, or the manufacture and sale of assault weapons and/or small arms (non-assault weapons) to civilian customers.

■  To derive a specified percentage of revenues from or have a specified ownership interest in another company involved in, as applicable, certain business activities in one the following sectors: tobacco, thermal coal, oil and gas, or conventional weapons.

Sustainalytics reviews publicly available information to determine whether a company is involved in controversial weapons or derives a specified percentage of revenues from or has a specified ownership interest in one of the above sectors.

From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index. Each constituent of the Underlying Index is weighted according to their free-float market capitalization, subject to the following maximum weights applicable to any one company in the Underlying Index: the lower of (a) 4.5% of the Underlying Index and (b) 25% of the company’s average daily value traded over 1 month and 6 month time periods.

The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.

The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of semiconductor-related companies. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

As of April 28, 2023, the Underlying Index consisted of 50 securities, with an average market capitalization of approximately $53.87 billion and a minimum market capitalization of approximately $5.72 billion from issuers in the following countries and regions: South Korea, China, Taiwan, Japan, Hong Kong, United States, Netherlands, Cayman Islands, Germany, Switzerland and Israel. As of April 28, 2023, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector (99.42%). The information technology sector includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments. The Fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.

While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.

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The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.

Derivatives. Portfolio management generally may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes. The fund also may invest in these derivative instruments to the extent that the Advisor believes will help the fund to achieve its investment objective. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time.

Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets

Underlying Index Information

Solactive Semiconductor ESG Screened Index

Index Description. The Solactive Semiconductor ESG Screened Index seeks to provide exposure to companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria.

Defining the Equity Universe. In constructing the Underlying Index, Solactive begins with the universe of securities comprising the parent index, the Solactive GBS Global Markets Semiconductor All Cap USD Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in the semiconductor industry in global markets. The semiconductor industry is classified by FactSet Revere Business Classification System (RBICS) and includes the following subsectors: semiconductor equipment and services and semiconductor manufacturing. From this universe of securities, Solactive seeks to identify only those companies operating in accordance with the following criteria. Companies must:

i.    Not be listed on an exchange in China, Egypt, India, Pakistan, or Russia;

ii.   Have a free-float market capitalization of at least $100 million; and

iii.   Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods.

Underlying Index — ESG Screening Methodology. From the universe of companies selected pursuant to the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they:

■  Are determined by Sustainalytics to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non- compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption. Sustainalytics analyzes any identified company incidents against these international standards to determine the severity of impacts on stakeholders and the environment, company accountability and company management response. Based on these ongoing assessments, companies are assigned a “non-compliant,” “watchlist” or “compliant” status.

The UNGC’s ten principles are:

(i)   Businesses should support and respect the protection of internationally proclaimed human rights.

(ii)  Businesses should make sure that they are not complicit in human rights abuses.

(iii)  Businesses should uphold the freedom of association and the effective recognition of the right to collective bargaining.

(iv) Businesses should uphold the elimination of all forms of forced and compulsory labor.

(v)  Businesses should uphold the effective abolition of child labor.

(vi) Businesses should uphold the elimination of discrimination in respect of employment and occupation.

(vii) Businesses should support a precautionary approach to environmental challenges.

(viii)Businesses should undertake initiatives to promote greater environmental responsibility.

(ix) Businesses should encourage the development and diffusion of environmentally friendly technologies.

(x)  Businesses should work against corruption in all its forms, including extortion and bribery.

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■  Are determined by Sustainalytics to have an ESG risk score of 40 or higher. Sustainalytics’ ESG risk scores measure a company’s exposure to industry-specific material ESG risks and how well a company is managing those risks. This is done through a framework that examines a company’s (i) total exposure to material ESG issues; (ii) what portion of ESG risk could be manageable through programs and policies; (iii) what portion of ESG risk is considered to be unmanageable; (iv) what portion of ESG risk is actually managed; (v) the gap between manageable risk that is managed and not managed; and (vi) the total unmanaged risk (both manageable and unmanageable) a company has for each material ESG issue. The ESG risk scores are categorized across five risk levels: negligible (0-10), low (10-20), medium (20-30), high (30-40) and severe (40+).

■  Are determined by Sustainalytics, based on review of publicly available information, to engage in any of the following business activities:

i.    Engage in the business of controversial weapons (cluster weapons, landmines (anti-personnel mines), biological or chemical weapons, depleted uranium weapons, white phosphorous weapons, nuclear weapons) or hold a 10% or higher stake in a company involved in this activity. This exclusion applies to companies that are involved in core weapon systems or components/services of core weapon systems that are considered tailor-made and essential for the lethal use of the weapon.

ii.   Manufacture tobacco products or hold a 10% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from (i) supplying tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.

iii.   Derive 5% or more of their revenue from the extraction of thermal coal or hold a 10% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from the generation of electricity from thermal coal.

iv.   Derive 5% or more of their revenue from the extraction of oil sands or hold a 10% or higher stake in a company involved in this activity.

v.   Manufacture and sell assault weapons and/or small arms (non-assault weapons) to civilian customers; or derive 5% or more of their revenue from (i) the distribution and/or retail sale of assault weapons or small arms; (ii) the manufacture and sale of assault weapons and/or small arms to military/law enforcement; or (iii) the manufacture and sale of key components of small arms; or (iv) the manufacture of military weapons systems and/or integral, tailor-made components of these weapons.

vi.  Derive 10% or more of their revenues from (i) the manufacture of military weapon systems and/or integral, tailor-made components of these weapons; (ii) the provision of tailor-made products and/or services that support military weapons; (iii) the provision of non-weapons related tailor-made products and/or services to the military or defense industry; (iv) the manufacture and sale of assault weapons and/or small arms to civilian customers and/or military/law enforcement; (v) the distribution and/or retail sale of assault weapons and/or small arms; or (vi) the manufacture and sale of key components of small arms.

Companies without Sustainalytics coverage are ineligible for Underlying Index inclusion until they receive such coverage.

Underlying Index — Company Selection and Constituent Weighting Methodology. From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index. The selection of the constituents of the Underlying Index is fully rule-based and Solactive cannot make any discretionary decisions. Each constituent of the Underlying Index is weighted according to their free-float market capitalization, subject to the following maximum weights applicable to any one company in the Underlying Index: the lower of (a) 4.5% of the Underlying Index and (b) 25% of the company’s average daily value traded over 1 month and 6 month time periods.

Maintaining the Underlying Index. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio. The Underlying Index is not subject to extraordinary rebalances.

Main Risks

As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Semiconductor companies risk. Semiconductor companies face intense competition, both domestically and internationally, and such competition may have

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an adverse effect on profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel.

Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs.

The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights, would adversely affect the profitability of these companies.

Taiwan conflict risk. The semiconductor industry in Taiwan plays a pivotal role in the global semiconductor market. Taiwanese companies make a majority of the world’s semiconductors and a large majority of the most advanced semiconductors, with most of those being made by one company (Taiwan Semiconductor Manufacturing Corporation). Investments in Taiwan may be adversely affected by its political and economic relationship with the People’s Republic of China (“China”). Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries (including China staging frequent military drills off the coast of Taiwan), and those tensions have increased in recent years. Increased tensions or conflict (whether actual or threatened) between Taiwan and China may significantly disrupt the Taiwanese semiconductor industry and the global semiconductor market. Any such disruptions may lead to substantial declines in the value of some or all of the fund’s investments in semiconductor companies as well as the potential illiquidity of such investments and shares of the fund itself. In addition, any disruption to semiconductor markets arising from threatened or actual conflict between China and Taiwan may have substantial negative effects on global markets and economies around the world.

ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. To the extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the ESG criteria. The companies identified by the Index Provider as meeting the ESG criteria for the Underlying Index may not be the same companies selected by other index providers for other indices that use similar ESG criteria. The ESG methodology utilized by the Underlying Index, as applied to the sectors represented in the Parent Index, may not exclude as many Parent Index companies from the Underlying Index as other ESG methodologies using alternative criteria and/or application to the broader stock market. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. For example, the SEC has proposed disclosure requirements applicable to funds that consider ESG factors. In addition, recent US state actions could prohibit certain state sponsored pension plans or investment funds from investing in certain funds that consider ESG factors.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.

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Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, public health crises, natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic.

Adverse market conditions or particular market disruptions, such as those caused by Russian military action and the COVID-19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the US. The foreign investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the fund’s foreign investments. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.

Emerging market securities risk. Investment in emerging markets subjects the fund to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflation, deflation or currency devaluation, (v) greater risk of market shut down, (vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

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The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the US dollar.

Settlement practices for transactions in foreign markets, particularly in emerging markets, may differ from those in US markets. Such differences include delays beyond periods customary in the US and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the fund. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets.

Depositary receipt risk. Foreign investments in American Depositary Receipts and other depositary receipts may be less liquid than the underlying shares in their primary trading market. Certain of the depositary receipts in which the fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Currency risk. Changes in currency exchange rates and the relative value of non-US currencies may affect the value of the fund’s investment and the value of your fund shares. Because the fund’s NAV is determined on the basis of the US dollar and the fund does not attempt to hedge against changes in the value of non-US currencies, investors may lose money if the foreign currency depreciates against the US dollar, even if the foreign currency value of the fund’s holdings in that market increases. Conversely, the dollar value of your investment in the fund may go up if the value of the foreign currency appreciates against the US dollar. The value of the US dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the fund may also go up or down quickly and unpredictably and investors may lose money.

Small-sized company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large companies has trailed the overall performance of the broader securities markets.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements,

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regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.

Information technology sector risk. To the extent that the fund invests significantly in the information technology sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies are particularly vulnerable to government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, the products of information technology companies may face obsolescence due to rapid technological development and frequent new product introduction by competitors. Finally, information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider’s errors will generally be borne by the fund and its shareholders.

Index-related risk may be higher for a fund that tracks an index comprised of, or an index that includes, foreign securities, and in particular emerging markets securities, because regulatory and reporting requirements may differ from those in the US, resulting in a heightened risk of errors in the index data, index computation and/or index construction due to unreliable, outdated or unavailable information.

Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on

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market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.

Tracking error risk may be higher for funds that track indices with significant weight in foreign issuers, and in particular emerging markets issuers, than funds that do not track such indices.

For purposes of calculating the fund’s net asset value, the value of assets denominated in non-US currencies is converted into US dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. This conversion may result in a difference between the prices used to calculate the fund’s net asset value and the prices used by the Underlying Index, which, in turn, could result in a difference between the fund’s performance and the performance of the Underlying Index.

The need to comply with the tax diversification and other requirements of the Internal Revenue Code of 1986, as amended, relating to regulated investment companies, may also impact the fund’s ability to replicate the performance of the Underlying Index. In addition, if the fund utilizes derivative instruments or holds other instruments that are not included in the Underlying Index, the fund’s return may not correlate as well with the returns of the Underlying Index as would be the case if the fund purchased all the securities in the Underlying Index directly. Actions taken in response to proposed corporate actions could result in increased tracking error.

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. Differences between secondary market prices and the value of the fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities held by the fund at a particular time. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, there may be times when the market price and the value of the fund’s holdings vary significantly and you may pay more than the value of the fund’s holdings when buying shares on the secondary market, and you may receive less than the value of the fund’s holdings when you sell those shares. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in trading prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. If market makers exit the business or are unable to continue making markets in fund’s shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the fund’s NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. There are various methods by which investors can purchase and sell shares of the funds and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.

In addition, the securities held by the fund may be traded in markets that close at a different time than an exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when an exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. More generally, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The bid-ask spread varies over time for shares of the fund based on the fund’s trading volume and market liquidity, and is generally lower if the fund has substantial trading volume and market liquidity, and higher if the fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The fund’s bid-ask spread may also be impacted by the liquidity of the underlying securities held by the fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares

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directly with the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the fund’s shares.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund’s service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.

Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty’s ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund’s investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

For example, the fund relies on various sources to calculate its NAV. Therefore, the fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the fund’s NAV and/or the inability to calculate NAV over extended time periods. The fund may be unable to recover any losses associated with such failures.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Risks related to investing in Asia. Investment in securities of issuers in Asia involves risks and special considerations not typically associated with investment in the US securities markets. Certain Asian economies have experienced over-extension of credit, currency

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devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the fund’s investments.

Governments of many Asian countries have implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in their economies, reduce government control of the economy and develop market mechanisms. There can be no assurance these reforms will continue or that they will be effective. Despite recent reform and privatizations, significant regulation of investment and industry is still pervasive in many Asian countries and may restrict foreign ownership of domestic corporations and repatriation of assets, which may adversely affect fund investments. Governments in some Asian countries are authoritarian in nature, have been installed or removed as a result of military coups or have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection have led to social turmoil, violence and labor unrest in some countries. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. Investing in certain Asian countries involves risk of loss due to expropriation, nationalization, or confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Some countries and regions in which the fund invests have experienced acts of terrorism or strained international relations due to territorial disputes, historical animosities or other defense concerns. For example, North and South Korea each have substantial military capabilities, and historical local tensions between the two countries present the risk of war. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities markets. These and other security situations may cause uncertainty in the markets of these geographic areas and may adversely affect the performance of local economies.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation, which may be heightened in derivative transactions entered into “over-the-counter” (i.e., not on an exchange or contract market); and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times that may be appropriate to track the underlying index. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.

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Other Policies and Risks

While the previous pages describe the main points of each fund’s strategy and risks, there are a few other matters to know about:

■  Each of the policies described herein, including the investment objective and 80% investment policies of each fund, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval. Each fund’s 80% investment policies require 60 days’ prior written notice to shareholders before it can be changed. Certain fundamental policies of each fund which can only be changed with shareholder approval are set forth in the SAI.

■  Because each fund seeks to track its Underlying Index, no fund invests defensively and each fund will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential market declines.

■  Each fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

■  From time to time a third party, the Advisor and/or its affiliates may invest in a fund and hold its investment for a specific period of time in order for a fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of a fund would be maintained at such levels. In order to comply with applicable law, it is possible that the Advisor or its affiliates, to the extent they are invested in a fund, may be required to redeem some or all of their ownership interests in a fund prematurely or at an inopportune time.

■  Secondary market trading in fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. If a trading halt or unanticipated early closing of a stock exchange occurs, a shareholder may be unable to purchase or sell shares of each fund. There can be no assurance that the requirements necessary to maintain the listing or trading of fund shares will continue to be met or will remain unchanged or that shares will trade with any volume, or at all, in any secondary market. As with all other exchange traded securities, shares may be sold short and may experience increased volatility and price decreases associated with such trading activity.

■  From time to time, a fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on a fund. For example, a fund may be used as an underlying investment for other registered investment companies.

Portfolio Holdings Information

A description of DBX ETF Trust’s (“Trust”) policies and procedures with respect to the disclosure of each fund’s portfolio securities is available in each fund’s SAI. The top holdings of each fund can be found at Xtrackers.com. Fund fact sheets provide information regarding each fund’s top holdings and may be requested by calling 1-855-329-3837 (1-855-DBX-ETFS).

Who Manages and Oversees the Funds

The Investment Advisor

DBX Advisors LLC (“Advisor”), with headquarters at 875 Third Avenue, New York, NY 10022, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes the investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions.

The Advisor is an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. Founded in 2010, the Advisor managed approximately $19.9 billion in 39 operational exchange-traded funds, as of April 28, 2023.

DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including the Advisor and other affiliated investment advisors.

DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor may utilize the resources of its global investment platform to provide investment management services through branch offices or affiliates located outside the US. In some cases, the Advisor may also utilize its branch offices or affiliates located in the US or outside the US to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those in the US.

Management Fee. Under the Investment Advisory Agreement, the Advisor is responsible for substantially all expenses of each fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other

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services, except for the fee payments to the Advisor under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses.

For its services to each fund, the Advisor receives aggregate unitary advisory fees at the following annual rates as a percentage of each fund’s average daily net assets.

Fund Name	Fee Paid
Xtrackers US Green Infrastructure Select Equity ETF	0.35%
Xtrackers Cybersecurity Select Equity ETF	0.20%
Xtrackers Semiconductor Select Equity ETF	0.15%

A discussion regarding the basis for the Board’s approval of each fund’s Investment Advisory Agreement will be contained in the fund’s semi-annual report for the period ended November 30, 2023. For information on how to obtain shareholder reports, see the back cover.

Multi-Manager Structure. The Advisor and the Trust may rely on an exemptive order (the “Order”) from the SEC that permits the Advisor to enter into investment sub-advisory agreements with unaffiliated and affiliated subadvisors without obtaining shareholder approval. The Advisor, subject to the review and approval of the Board, selects subadvisors for each fund and supervises, monitors and evaluates the performance of the subadvisor.

The Order also permits the Advisor, subject to the approval of the Board, to replace subadvisors and amend investment subadvisory agreements, including fees, without shareholder approval whenever the Advisor and the Board believe such action will benefit a fund and its shareholders. The Advisor thus has the ultimate responsibility (subject to the ultimate oversight of the Board) to recommend the hiring and replacement of subadvisors as well as the discretion to terminate any subadvisor and reallocate a fund’s assets for management among any other subadvisor(s) and itself. This means that the Advisor is able to reduce the subadvisory fees and retain a larger portion of the management fee, or increase the subadvisory fees and retain a smaller portion of the management fee.

Pursuant to the Order, the Advisor is not required to disclose its contractual fee arrangements with any subadvisor. The Advisor compensates a subadvisor out of its management fee. The fund’s sole initial shareholder approved the multi-manager structure described herein.

Management

Xtrackers US Green Infrastructure Select Equity ETF

The following Portfolio Managers are primarily responsible for the day-to-day management of the fund. Each Portfolio Manager functions as a member of a portfolio management team.

Bryan Richards, CFA, Vice President of DBX Advisors LLC and Head of Portfolio Engineering, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2011 with 11 years of industry experience. Prior to joining DWS, he worked in ETF management at XShares Advisors, an ETF issuer based in New York, and before that he served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund.

■  Head of Passive Portfolio Management, Americas: New York.

■  BS in Finance, Boston College.

Patrick Dwyer, Vice President of DBX Advisors LLC and Senior Portfolio Engineer & Team Lead, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2016 with 16 years of industry experience. Prior to joining DWS, he was the head of Northern Trust’s Equity Index, ETF, and Overlay portfolio management team in Chicago, managing portfolios for North American based clients. His time at Northern Trust included working in New York, Chicago, and in Hong Kong building a portfolio management desk. Prior to joining Northern Trust in 2003, he participated in the Deutsche Asset Management graduate training program. He rotated through the domestic fixed income and US structured equity fund management groups.

■  Lead Equity Portfolio Manager, US Passive Equities: New York.

■  BS in Finance, Rutgers University.

Shlomo Bassous, Vice President of DBX Advisors LLC and Senior Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2017 with 12 years of industry experience. Prior to joining DWS, Mr. Bassous served as Portfolio Manager at Northern Trust Asset Management where he managed equity portfolios across a variety of global benchmarks. While at Northern Trust, he spent several years in Chicago, London and Hong Kong where he managed portfolios on behalf of institutional clients in North America, Europe, the Middle East and Asia. Before joining Northern Trust in 2007, he worked at The Bank of New York Mellon and Morgan Stanley in a variety of roles supporting equity trading and portfolio management.

■  Portfolio Manager for Equities, Passive Asset Management: New York.

■         BS in Finance, Sy Syms School of Business, Yeshiva University.

Prospectus May 25, 2023	59	Fund Details

Ashif Shaikh, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2008 with six years of industry experience. Prior to joining DWS, Mr. Shaikh served in operations and technology roles at UBS and Prudential Financial.

■  Portfolio Engineer, Systematic Investment Solutions: New York.

■  BS in Management Information Systems, New Jersey Institute of Technology; MBA, Rutgers University.

Xtrackers Cybersecurity Select Equity ETF

The following Portfolio Managers are primarily responsible for the day-to-day management of the fund. Each Portfolio Manager functions as a member of a portfolio management team.

Bryan Richards, CFA, Vice President of DBX Advisors LLC and Head of Portfolio Engineering, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2011 with 11 years of industry experience. Prior to joining DWS, he worked in ETF management at XShares Advisors, an ETF issuer based in New York, and before that he served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund.

■  Head of Passive Portfolio Management, Americas: New York.

■  BS in Finance, Boston College.

Patrick Dwyer, Vice President of DBX Advisors LLC and Senior Portfolio Engineer & Team Lead, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2016 with 16 years of industry experience. Prior to joining DWS, he was the head of Northern Trust’s Equity Index, ETF, and Overlay portfolio management team in Chicago, managing portfolios for North American based clients. His time at Northern Trust included working in New York, Chicago, and in Hong Kong building a portfolio management desk. Prior to joining Northern Trust in 2003, he participated in the Deutsche Asset Management graduate training program. He rotated through the domestic fixed income and US structured equity fund management groups.

■  Lead Equity Portfolio Manager, US Passive Equities: New York.

■  BS in Finance, Rutgers University.

Shlomo Bassous, Vice President of DBX Advisors LLC and Senior Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2017 with 12 years of industry experience. Prior to joining DWS, Mr. Bassous served as Portfolio Manager at Northern Trust Asset Management where he managed equity portfolios across a variety of global benchmarks. While at Northern Trust, he spent several years in Chicago, London and Hong Kong where he managed portfolios on behalf of institutional clients in North America, Europe, the Middle East and Asia. Before joining Northern Trust in 2007, he worked at The Bank of New York Mellon and Morgan Stanley in a variety of roles supporting equity trading and portfolio management.

■  Portfolio Manager for Equities, Passive Asset Management: New York.

■  BS in Finance, Sy Syms School of Business, Yeshiva University.

Ashif Shaikh, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2008 with six years of industry experience. Prior to joining DWS, Mr. Shaikh served in operations and technology roles at UBS and Prudential Financial.

■  Portfolio Engineer, Systematic Investment Solutions: New York.

■  BS in Management Information Systems, New Jersey Institute of Technology; MBA, Rutgers University.

Xtrackers Semiconductor Select Equity ETF

The following Portfolio Managers are primarily responsible for the day-to-day management of the fund. Each Portfolio Manager functions as a member of a portfolio management team.

Bryan Richards, CFA, Vice President of DBX Advisors LLC and Head of Portfolio Engineering, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2011 with 11 years of industry experience. Prior to joining DWS, he worked in ETF management at XShares Advisors, an ETF issuer based in New York, and before that he served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund.

■  Head of Passive Portfolio Management, Americas: New York.

■         BS in Finance, Boston College.

Prospectus May 25, 2023	60	Fund Details

Patrick Dwyer, Vice President of DBX Advisors LLC and Senior Portfolio Engineer & Team Lead, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2016 with 16 years of industry experience. Prior to joining DWS, he was the head of Northern Trust’s Equity Index, ETF, and Overlay portfolio management team in Chicago, managing portfolios for North American based clients. His time at Northern Trust included working in New York, Chicago, and in Hong Kong building a portfolio management desk. Prior to joining Northern Trust in 2003, he participated in the Deutsche Asset Management graduate training program. He rotated through the domestic fixed income and US structured equity fund management groups.

■  Lead Equity Portfolio Manager, US Passive Equities: New York.

■  BS in Finance, Rutgers University.

Shlomo Bassous, Vice President of DBX Advisors LLC and Senior Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2017 with 12 years of industry experience. Prior to joining DWS, Mr. Bassous served as Portfolio Manager at Northern Trust Asset Management where he managed equity portfolios across a variety of global benchmarks. While at Northern Trust, he spent several years in Chicago, London and Hong Kong where he managed portfolios on behalf of institutional clients in North America, Europe, the Middle East and Asia. Before joining Northern Trust in 2007, he worked at The Bank of New York Mellon and Morgan Stanley in a variety of roles supporting equity trading and portfolio management.

■  Portfolio Manager for Equities, Passive Asset Management: New York.

■  BS in Finance, Sy Syms School of Business, Yeshiva University.

Ashif Shaikh, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.

■  Joined DWS in 2008 with six years of industry experience. Prior to joining DWS, Mr. Shaikh served in operations and technology roles at UBS and Prudential Financial.

■  Portfolio Engineer, Systematic Investment Solutions: New York.

■  BS in Management Information Systems, New Jersey Institute of Technology; MBA, Rutgers University.

Each fund’s Statement of Additional Information provides additional information about a portfolio manager’s investments in each fund, a description of the portfolio management compensation structure and information regarding other accounts managed.

Prospectus May 25, 2023	61	Fund Details

Additional shareholder information, including how to buy and sell shares of a fund, is available free of charge by calling toll-free: 1-855-329-3837 (1-855-DBX-ETFS) or visiting our website at Xtrackers.com.

Buying and Selling Shares

Shares of a fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day at market prices like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of a fund purchased on an exchange. Buying or selling fund shares involves two types of costs that may apply to all securities transactions. When buying or selling shares of a fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price and the ask price. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of a fund based on its trading volume and market liquidity, and is generally lower if a fund has a lot of trading volume and market liquidity and higher if a fund has little trading volume and market liquidity.

Shares of a fund may be acquired or redeemed directly from a fund only in Creation Units or multiples thereof, as discussed in the section of this Prospectus entitled “Creations and Redemptions.” Only an AP may engage in creation or redemption transactions directly with a fund. Once created, shares of a fund generally trade in the secondary market in amounts less than a Creation Unit.

The Board has evaluated the risks of market timing activities by a fund’s shareholders. The Board noted that shares of a fund can only be purchased and redeemed directly from the fund in Creation Units by APs and that the vast majority of trading in a fund’s shares occurs on the secondary market. Because the secondary market trades do not involve a fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a fund, to the extent effected in-kind (i.e., for securities), such trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that such trades could result in dilution to a fund and increased transaction costs, which could negatively impact a fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that a fund’s shares trade at or close to NAV. In addition, a fund imposes both fixed and variable transaction fees on purchases and redemptions of fund shares to cover the custodial and other costs incurred by a fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a fund’s trading costs increase in those circumstances. Given this structure, the Board determined that with respect to a fund it is not necessary to adopt policies and procedures to detect and deter market timing of a fund’s shares.

Investments in a fund by other registered investment companies are subject to certain limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). Such registered investment companies may invest in a fund beyond the applicable limitations imposed by the 1940 Act pursuant to the terms and conditions of a rule enacted by the SEC, which includes a requirement that such registered investment companies enter into an agreement with the Trust.

Shares of a fund trade on the exchange and under the ticker symbol as shown in the table below.

Fund Name	Ticker Symbol	Stock Exchange
Xtrackers US Green Infrastructure Select Equity ETF	UPGR	Nasdaq Stock Market
Xtrackers Cybersecurity Select Equity ETF	PSWD	Nasdaq Stock Market
Xtrackers Semiconductor Select Equity ETF	CHPS	Nasdaq Stock Market

Book Entry

Shares of a fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of a fund and is recognized as the owner of all shares for all purposes.

Prospectus May 25, 2023	62	Investing in the Funds

Investors owning shares of a fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of a fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Share Prices

The trading prices of a fund’s shares in the secondary market generally differ from a fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of a fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which a fund’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by a fund. The quotations of certain fund holdings may not be updated during US trading hours if such holdings do not trade in the US. Each fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each fund is generally determined once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, provided that (a) any fund assets or liabilities denominated in currencies other than the US dollar are translated into US dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers (as detailed below) and (b) US fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

The Trust’s Board has designated the Advisor as the valuation designee for the fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5).

The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities when pricing service prices or market quotations are not readily available, including when a security’s value or a meaningful portion of the value of the fund’s portfolio is believed to have been materially affected by a significant event such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund’s value for a security is likely to be different from the last quoted market price or pricing service prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. In addition, fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s Underlying Index. This may adversely affect the fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

Foreign currency exchange rates with respect to each fund’s non-US securities are generally determined as of 4:00 p.m., London time. Generally, trading in non-US securities, US government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of each fund are determined as of such earlier times. The value of each Underlying Index will not be calculated and disseminated intra-day. The value and return of each fund’s respective Underlying Index is calculated once each trading day by the Index Provider based on prices received from the international local markets. In addition, the value of assets or liabilities denominated in non-US currencies will be converted into US dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. Use of a rate different from the rate used by the Index Provider may adversely affect the

Prospectus May 25, 2023	63	Investing in the Funds

fund’s ability to track its respective Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

Creations and Redemptions

Prior to trading in the secondary market, shares of the funds are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 25,000 shares or multiples thereof (“Creation Units”). The size of a Creation Unit will be subject to change. Each “creator” or AP (which must be a DTC participant) enters into an authorized participant agreement (“Authorized Participant Agreement”) with the fund’s distributor, ALPS Distributors, Inc. (the “Distributor”), subject to acceptance by the Transfer Agent. Only an AP may create or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specific basket of securities approximating the holdings of a fund and a designated amount of cash. Each fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. Except when aggregated in Creation Units, shares are not redeemable by the fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the Authorized Participant Agreement.

Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Each fund intends to comply with the US federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“1933 Act”). Further, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A under the 1933 Act, will not be able to receive fund securities that are restricted securities eligible for resale under Rule 144A.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Certain affiliates of a fund and the Advisor may purchase and resell fund shares pursuant to this Prospectus.

Transaction Fees

APs are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to a maximum of 2% for redemptions, including the standard redemption fee) to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fee for each fund is set forth in the table below. The maximum redemption fee, as a percentage of the amount redeemed, is 2%.

Fund Name	Fee
Xtrackers US Green Infrastructure Select Equity ETF	$500
Xtrackers Cybersecurity Select Equity ETF	$500
Xtrackers Semiconductor Select Equity ETF	$500

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are generally declared on a quarterly basis by each fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve a fund’s status as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares of a fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners as of the record date with proceeds received from a fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make

Prospectus May 25, 2023	64	Investing in the Funds

available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a fund purchased in the secondary market. Taxable dividend distributions will be subject to US federal income tax whether received in cash or reinvested in additional shares.

Taxes

As with any investment, you should consider how your investment in shares of a fund will be taxed. The US federal income tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of a fund.

Unless your investment in fund shares is made through a tax-exempt entity or tax-advantaged retirement account, such as an IRA, you need to be aware of the possible tax consequences when a fund makes distributions or you sell fund shares.

US Federal Income Tax on Distributions

Distributions from a fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the fund’s net short-term capital gains, if any, are taxable to you as ordinary income for US federal income tax purposes. Distributions by a fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable for US federal income tax purposes to non-corporate shareholders as long-term capital gains, regardless of how long the shareholders have held such fund’s shares. Distributions by a fund that qualify as qualified dividend income are taxable to non-corporate shareholders at long-term capital gain rates. The maximum individual US federal income tax rate applicable to “qualified dividend income” and long-term capital gains is 20%. As discussed below, an additional 3.8% Medicare tax may also apply to certain non-corporate shareholders’ distributions from a fund.

A non-corporate shareholder may be eligible to treat qualified dividend income received by a fund as qualified dividend income when distributed to the non-corporate shareholder if the shareholder satisfies certain holding period and other requirements. Generally, qualified dividend income includes dividend income from taxable US corporations and qualified non-US corporations, provided that a fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-US corporation means any non-US corporation that is incorporated in a possession of the United States or eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The term excludes a corporation that is a passive foreign investment company.

For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by a fund, and to a share of the fund held without being hedged by the shareholder receiving the dividend, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date.

In general, your distributions are subject to US federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Distributions in excess of a fund’s current and accumulated earnings and profits will, as to each shareholder, be treated for US federal income tax purposes as a tax-free return of capital to the extent of the shareholder’s basis in his, her or its shares of the fund, and generally as a capital gain thereafter. Because a return of capital distribution will reduce the shareholder’s cost basis in his, her or its shares, a return of capital distribution may result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a non-US entity, a fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% US withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a US trade or business, provided that withholding tax will generally not apply to any gain or income realized by a non-US shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of a fund unless the non-US shareholder is present in the United States for 183 days or more during the taxable year.

Dividends and interest received by a fund with respect to non-US securities may give rise to withholding and other taxes imposed by non-US countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of a fund at the close of a year consist of stocks or securities of non-US corporations, the fund may

Prospectus May 25, 2023	65	Investing in the Funds

for US federal income tax purposes “pass through” to you certain non-US income taxes (including withholding taxes) paid by the fund. This means that you would be considered to have received as additional gross income your share of such non-US taxes, but you may, in such case, be entitled to either a corresponding tax deduction or credit in calculating your US federal income tax, subject in both cases to certain limitations.

If you are a resident or a citizen of the United States, by law, back-up withholding (currently at a rate of 24%) will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications or if you are otherwise subject to back-up withholding.

US Federal Income Tax when Shares are Sold

Currently, any capital gain or loss realized upon a sale of fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Your ability to deduct capital losses may be limited.

Medicare Tax

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a fund and net gains from redemptions or other taxable dispositions of fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The foregoing discussion summarizes some of the consequences under current US federal income tax law of an investment in a fund. It is not a substitute for personal tax advice. You may also be subject to state, local and foreign taxation on fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of a fund under all applicable tax laws.

Distribution

The Distributor distributes Creation Units for each fund on an agency basis. The Distributor does not maintain a secondary market in shares of a fund. The Distributor has no role in determining the policies of a fund or the securities that are purchased or sold by a fund. The Distributor’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

The Advisor and/or its affiliates may pay additional compensation, out of their own assets and not as an additional charge to a fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (“financial representatives”) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares (“revenue sharing”). For example, the Advisor and/or its affiliates may compensate financial representatives for providing a fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of a fund on preferred or recommended sales lists, fund “supermarket” platforms and other formal sales programs; granting the Advisor and/ or its affiliates access to the financial representative’s sales force; granting the Advisor and/or its affiliates access to the financial representative’s conferences and meetings; assistance in training and educating the financial representative’s personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial representatives may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of a fund attributable to the financial representative, the particular fund or fund type or other measures as agreed to by the Advisor and/or its affiliates and the financial representatives or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor and/or its affiliates from time to time, may be substantial, and may be different for different financial representatives based on, for example, the nature of the services provided by the financial representative.

Receipt of, or the prospect of receiving, additional compensation may influence your financial representative’s recommendation of a fund. You should review your financial representative’s compensation disclosure and/or talk to your financial representative to obtain more information on how this compensation may have influenced your financial representative’s recommendation of the fund. Additional information regarding these revenue sharing payments is included in a fund’s Statement of Additional Information, which is available to you on request at no charge (see the back cover of this Prospectus for more information on how to request a copy of the Statement of Additional Information).

It is possible that broker-dealers that execute portfolio transactions for a fund will also sell shares of a fund to their customers. However, the Advisor will not consider the sale of fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for a fund. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of fund shares as a factor

Prospectus May 25, 2023	66	Investing in the Funds

in the selection of broker-dealers to execute portfolio transactions for a fund. In addition, the Advisor and/or its affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial representatives as described above.

Premium/Discount Information

Information regarding how often shares of each fund traded on NASDAQ at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each fund during the past calendar year can be found at Xtrackers.com.

Prospectus May 25, 2023	67	Investing in the Funds

Because each fund is newly offered, financial highlights information is not available.

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Index Providers and Licenses

Solactive, which is not an affiliate of the Advisor, is responsible for the rules-based methodology of the Solactive Indexes. Solactive is not affiliated with the Trust, the Advisor, The Bank of New York Mellon, the Distributor or any of their respective affiliates.

Solactive is responsible for administration and calculation of the Solactive Indexes. Solactive is responsible for implementing the methodology for the composition of each Underlying Index.

The Advisor has entered into a license agreement with Solactive to use each Underlying Index. All license fees are paid by the Advisor out of its own resources and not the assets of the funds.

During extraordinary market conditions, an index provider may delay any scheduled reconstitution or rebalancing of an Underlying Index. During any such delay it is possible that the Underlying Index will deviate from the Underlying Index’s stated methodology.

Disclaimers

Xtrackers US Green Infrastructure Select Equity ETF, Xtrackers Cybersecurity Select Equity ETF and Xtrackers Semiconductor Select Equity ETF are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding advisability of investing in funds generally or in this funds particularly or the ability of the Solactive United States Green Infrastructure ESG Screened Index, Solactive Cyber Security ESG Screened Index and Solactive Semiconductor ESG Screened Index ( the “Underlying Indexes”) to track general stock market performance. Solactive is the licensor of certain trademarks, service marks and trade names of Solactive and of the Underlying Indexes that are determined, composed and calculated by Solactive without regard to the Trust, the Advisor or the funds. Solactive has no obligation to take the needs of the Advisor or the owners of the funds into consideration in determining, composing or calculating the Underlying Indexes. Solactive is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the funds to be issued or in the determination or calculation of the equation by which the funds are redeemable for cash. Neither Solactive nor any other party has any obligation or liability to owners of the funds in connection with the administration, marketing or trading of the funds.

Although Solactive shall obtain information for inclusion in or for use in the calculation of an index from sources that Solactive considers reliable, neither Solactive nor any other party guarantees the accuracy and/or the completeness of the indexes or any data included therein. Solactive is not responsible for informing third parties, including but not limited to, investors and/or financial intermediaries of the funds, of errors in the indexes. Neither Solactive nor any other party makes any warranty, express or implied, as to results to be obtained by licensee, licensee’s customers and counterparties, owners of the funds, or any other person or entity from the use of the indexes or any data included hereunder or for any other use. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall Solactive or any other party have any liability for direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the funds are not sponsored, endorsed or promoted by NASDAQ. NASDAQ makes no representation or warranty, express or implied, to the owners of the shares of the funds or any member of the public regarding the ability of the funds to track the total return performance of the Underlying Indexes or the ability of the Underlying Indexes to track stock market performance. NASDAQ is not responsible for, nor has it participated in, the determination of

Prospectus May 25, 2023	69	Appendix

the compilation or the calculation of the Underlying Indexes, nor in the determination of the timing of, prices of, or quantities of shares of the funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NASDAQ has no obligation or liability to owners of the shares of the funds in connection with the administration, marketing or trading of the shares of the funds.

NASDAQ does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. NASDAQ makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the funds as licensee, licensee’s customers and counterparties, owners of the shares of the funds, or any other person or entity from the use of the Underlying Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. NASDAQ makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall NASDAQ have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Advisor does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and the Advisor shall have no liability for any errors, omissions or interruptions therein.

The Advisor makes no warranty, express or implied, to the owners of shares of the fund or to any other person or entity, as to results to be obtained by the fund from the use of the Underlying Indexes or any data included therein. The Advisor makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Prospectus May 25, 2023	70	Appendix

FOR MORE INFORMATION:

XTRACKERS.COM

1-855-329-3837 (1-855-DBX-ETFS)

Copies of the prospectus, SAI and recent shareholder reports, when available, can be found on our website at Xtrackers.com. For more information about a fund, you may request a copy of the SAI. The SAI provides detailed information about a fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Trust or shares of a fund or you wish to obtain the SAI or shareholder report free of charge, please:

Call:	1-855-329-3837 or 1-855-DBX-ETFS (toll free) Monday through Friday 8:30 a.m. to 6:30 p.m. (Eastern time) E-mail: dbxquestions@list.db.com
Write:	DBX ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203

Information about a fund (including the SAI), reports and other information about a fund are available on the EDGAR Database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

No person is authorized to give any information or to make any representations about a fund and their shares not contained in this Prospectus and you should not rely on any other information. Read and keep the prospectus for future reference.

Investment Company Act File No.: 811-22487

(05/25/23) UPGR-PSWD-CHPS-1